SPECIAL (GAINS) AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Special (gains) and charges
Venezuela currency devaluation										$ 23.2
Subtotal	38.3	7.0	(6.1)	29.6	20.2	27.8	73.6	49.7	68.8	171.3	145.7
Total special (gains) and charges									83.1	216.5	254.4
Cost of sales
Special (gains) and charges
Restructuring charges									13.9	6.6	22.7
Acquisition costs									0.4	36.6	71.2
Subtotal									14.3	43.2	93.9
Special (gains) and charges
Special (gains) and charges
Restructuring charges									69.2	83.4	116.6
Venezuela currency devaluation										23.2
Gain on sale of businesses, litigation activity, settlements and other gains									(28.8)	(3.6)	(60.1)
Subtotal									68.8	171.3	145.7
Special (gains) and charges | Champion
Special (gains) and charges
Acquisition costs									19.9	49.7	18.3
Special (gains) and charges | Nalco
Special (gains) and charges
Acquisition costs									8.5	18.6	70.9
Interest expense, net
Special (gains) and charges
Acquisition costs										2.5	1.1
Debt extinguishment costs											18.2
Subtotal										2.5	19.3
Net income attributable to noncontrolling interest
Special (gains) and charges
Venezuela currency devaluation										(0.5)
Subtotal										(0.5)	(4.5)
Net income attributable to noncontrolling interest | Nalco
Special (gains) and charges
Acquisition costs											(4.5)
Operating income subtotal
Special (gains) and charges
Subtotal									$ 83.1	$ 214.5	$ 239.6